Share-Based Payment - Summary of Key Share-based Awards Expense and their Respective Equity or Liability Balances (Detail)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	12,723,354	4,989,600	519,246
Granted	5,701,374	8,073,702	4,470,354
Issued	(146,806)
Reclassified	0
Repurchased	(1,814,022)	(339,948)
Converted	(5,881,050)
Ending balance	10,582,850	12,723,354	4,989,600
Total attributable to the equity holders of the parent [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	1,104,264	1,444,212	519,246
Granted	5,701,374	0	924,966
Issued	(146,806)
Reclassified	11,619,090
Repurchased	(1,814,022)	(339,948)
Converted	(5,881,050)
Ending balance	10,582,850	1,104,264	1,444,212
Total attributable to the equity holders of the parent [member] | Restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0	0	0
Granted	5,261,256	0	0
Issued	(146,806)
Reclassified	0
Repurchased	0	0
Converted	0
Ending balance	5,114,450	0	0
Total attributable to the equity holders of the parent [member] | Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0	0	0
Granted	135,198	0	0
Issued	0
Reclassified	0
Repurchased	0	0
Converted	0
Ending balance	135,198	0	0
Total attributable to the equity holders of the parent [member] | Incentive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0	0	0
Granted	304,920	0	0
Issued	0
Reclassified	5,028,282
Repurchased	0	0
Converted	0
Ending balance	5,333,202	0	0
Total attributable to the equity holders of the parent [member] | Class C Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	1,104,264	1,444,212	519,246
Granted	0	0	924,966
Issued	0
Reclassified	6,590,808
Repurchased	(1,814,022)	(339,948)
Converted	(5,881,050)
Ending balance	0	1,104,264	1,444,212
Liability [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	11,619,090	3,545,388	0
Granted	0	8,073,702	3,545,388
Issued	0
Reclassified	11,619,090
Repurchased	0	0
Converted	0
Ending balance	0	11,619,090	3,545,388
Liability [member] | Incentive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	5,028,282	0	0
Granted	0	5,028,282	0
Issued	0
Reclassified	5,028,282
Repurchased	0	0
Converted	0
Ending balance	0	5,028,282	0
Liability [member] | Class C Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	6,590,808	3,545,388	0
Granted	0	3,045,420	3,545,388
Issued	0
Reclassified	(6,590,808)
Repurchased	0	0
Converted	0
Ending balance	0	6,590,808	3,545,388